Leases	3 Months Ended
Jul. 31, 2026
Leases [Abstract]
Leases
Note 10. Leases
The Company leases office, manufacturing, and research facilities and warehouses, as well as transportation and other equipment. The Company determines whether a contract is a lease or contains a lease at inception date. Right-of-use assets represent the Company’s right to use the underlying asset for the lease term. Lease liabilities are the Company’s obligation to make the lease payments arising from a lease. As the Company’s leases typically do not provide an implicit rate, the Company’s lease liabilities are measured on a discounted basis using the Company’s incremental borrowing rate. Lease terms used in the recognition of right-of-use assets and lease liabilities include only options to extend the lease that are reasonably certain to be exercised. Additionally, lease terms underlying the right-of-use assets and lease liabilities consider terminations that are reasonably certain to be executed.
The Company’s lease agreements include leases that have both lease and associated nonlease components. The Company has elected to account for lease components and the associated nonlease components as a single lease component. The combined balance sheets do not include recognized assets or liabilities for leases that, at the commencement date, have a term of twelve months or less and do not include an option to purchase the underlying asset that is reasonably certain to be exercised. The Company recognizes such leases in the consolidated statements of operations on a straight-line basis over the lease term. Additionally, the Company recognizes variable lease payments not included in its lease liabilities in the period in which the obligation for those payments is incurred.
The right-of-use assets, lease liabilities, lease costs, cash flows, and lease maturities associated with finance leases were not material to the consolidated financial statements at April 24, 2026 and April 25, 2025. The following table summarizes the balance sheet classification of the Company’s operating leases, including the amounts of the right-of-use assets and lease liabilities at April 24, 2026 and April 25, 2025:

(in millions)	Balance Sheet Classification	April 24, 2026	April 25, 2025
Right-of-use assets	Other assets	$52	$66
Current liability	Other accrued expenses	$8	$11
Non-current liability	Other liabilities	$45	$56
The following table summarizes the weighted-average remaining lease term and weighted-average discount rate for the Company’s operating leases at April 24, 2026 and April 25, 2025.

	April 24, 2026	April 25, 2025
Weighted-average remaining lease term	8.0 Years	8.1 Years
Weighted-average discount rate	3.0%	3.9%
Operating lease costs were $9 million, $11 million and $10 million for fiscal years 2026, 2025 and 2024, respectively. Short-term and variable lease costs were not material in the periods presented.
The following table summarizes the cash paid for amounts included in the measurement of operating lease liabilities and right-of-use assets obtained in exchange for operating lease liabilities for fiscal years 2026, 2025 and 2024:

	Fiscal Year
(in millions)	2026	2025	2024
Cash payments for operating leases	$10	$11	$10
Additions and modifications to right-of-use assets	3	28	29
The following table summarizes the maturities of the Company’s operating leases at April 24, 2026:

(in millions) Fiscal Year	Operating Leases
2027	$10
2028	10
2029	9
2030	7
2031	5
Thereafter	20
Total expected lease payments	61
Less: Imputed interest	(8)
Total lease liability	$53
Leases
The Company leases office, manufacturing, and research facilities and warehouses, as well as transportation and other equipment. The Company determines whether a contract is a lease or contains a lease at inception date.
The right-of-use assets, lease liabilities, lease costs, cash flows, and lease maturities associated with finance leases were not material to the condensed consolidated financial statements at July 31, 2026 and April 24, 2026. The following table summarizes the balance sheet classification of the Company’s operating leases, including the amounts of the right-of-use assets and lease liabilities at July 31, 2026 and April 24, 2026:

(in millions)	Balance Sheet Classification	July 31, 2026	April 24, 2026
Right-of-use assets	Other assets	$57	$52
Current liability	Other accrued expenses	$9	$8
Non-current liability	Other liabilities	$50	$45